ACQUISITIONS (Details) - USD ($)		12 Months Ended
	Apr. 03, 2020	Dec. 31, 2021	Dec. 31, 2020
Impairment of assets		$ 0	$ 1,579,883
UBN
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	90,000,960
Share Price	$ 0.021
Issuance of shares acquisition of UBN	$ 1,890,020
Impairment of assets	$ 1,579,883